Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues
E-commerce						$ 4,480
Total revenues						4,480
Cost of revenues
Power and mining expenses						(160)
Gross profit						4,320
Operating expenses (income):
General and administrative	$ 251,439	$ 271,844	$ 803,075	$ 761,636	986,525	1,564,851
Marketing	9,334	60	9,929	3,030	3,644	9,242
Total operating expenses	260,773	271,904	813,004	764,666	990,169	1,574,093
Net loss from operations					(990,169)	(1,569,773)
Other (expense) income:
Fair value adjustments for warrant liabilities						(39,222,099)
Fair value adjustments for convertible notes						(16,849,071)
Gain on extinguishment of debt						15,918,867
Loss from lease termination						(100,696)
Liquidated damages						(693,000)
Interest expense	(45,553)		(57,553)
Impairment loss on digital currencies	(40,698)		(40,698)
Realized (loss) gain on digital currencies transactions	(523)	47,055	(523)	158,194	163,749	299,092
Other income						39,643
Total other (expenses) income	(86,774)	47,055	(98,774)	158,194	163,749	(43,894,796)
Net loss	(347,547)	(224,849)	(911,778)	(606,472)	(826,420)	(45,464,569)
Deemed dividend related to reduction of warrant strike price			95,708		(5,600)
Net loss attributable to common stockholders	$ (347,547)	$ (224,849)	$ (1,007,486)	$ (606,472)	$ (832,020)	$ (45,464,569)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)	$ (0.00)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	15,841,314	12,418,059	14,120,866	12,357,057	371,561,990	123,548,858
Series C Convertible Preferred Stock [Member]
Other (expense) income:
Loss on issuance of Convertible Preferred stock
Series C-1 Convertible Preferred Stock [Member]
Other (expense) income:
Loss on issuance of Convertible Preferred stock						$ (478,035)
Series C Convertible Preferred Stock [Member]
Other (expense) income:
Loss on issuance of Convertible Preferred stock						$ (2,809,497)